Long-term debt - 2029, 2027 and 2025 Note Activity (Details) $ in Thousands									12 Months Ended
	Jul. 05, 2022 USD ($)	Jun. 10, 2022 USD ($)	May 13, 2022 USD ($)	Apr. 22, 2022 USD ($)	Oct. 13, 2020 USD ($)	Apr. 12, 2017 USD ($)	Jun. 14, 2016 USD ($)	Jun. 01, 2016 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Apr. 27, 2022 USD ($)	Sep. 11, 2020 USD ($)	Apr. 04, 2017 USD ($)	Sep. 27, 2013 USD ($)
Debt Instrument [Line Items]
Total payments									$ 741,721
2023 Notes
Debt Instrument [Line Items]
Principal amount issued									473,767					$ 473,800
Principal amount redeemed	$ (1,300)	$ (123,000)		$ (59,239)	$ (131,476)	$ (45,698)		$ (80,000)		$ (14,830)
Redemption average price (as a percent)	102.30%	104.58%		105.36%	100.50%	104.00%		98.00%		109.45%
Redemption early price (as a percent)					1.0550	1.0700	1.0100
Redemption price, amount	$ (1,330)	$ (128,636)		$ (62,414)	$ (138,474)	$ (48,885)	$ (80,800)			$ (16,231)
Total payments									18,224	201,763
2027 Notes
Debt Instrument [Line Items]
Principal amount issued					$ 138,354							$ 150,000	$ 265,000
Principal amount redeemed			$ (150,000)						$ (4,721)	$ (17,368)
Redemption average price (as a percent)			99.94%						98.01%	105.74%
Redemption early price (as a percent)			1.0300
Redemption price, amount			$ (154,407)						$ (4,627)	$ (18,364)
Total payments									381,265	535,986
2029 Notes
Debt Instrument [Line Items]
Principal amount issued											$ 350,000
Principal amount redeemed									$ (12,800)
Redemption average price (as a percent)									93.87%
Redemption price, amount									$ (12,015)
Total payments									$ 337,200	$ 0